Transactions with Related Parties	6 Months Ended
Jun. 30, 2016
Transactions with Related Parties [Abstract]
Transactions with Related Parties

2.Transactions with Related Parties

The following amounts were charged by related parties for services rendered:

	Three months ended June 30,		Six months ended June 30,
	2016	2015	2016	2015
Tsakos Shipping and Trading S.A. (commissions)	1,486	1,919	2,997	3,786
Tsakos Energy Management Limited (management fees)	4,080	4,040	8,109	8,081
Tsakos Columbia Shipmanagement S.A.	498	565	969	1,115
Argosy Insurance Company Limited	2,119	2,405	4,401	4,801
AirMania Travel S.A.	1,313	1,241	2,305	2,282

Total expenses with related parties	9,496	10,170	18,781	20,065

Balances due from and due to related parties are as follows:

	June 30, 2016	December 31, 2015
Due from related parties
Tsakos Columbia Shipmanagement S.A.	7,725	4,169

Total due from related parties	7,725	4,169

Due to related parties
Tsakos Energy Management Limited	282	61
Tsakos Shipping and Trading S.A.	834	982
Argosy Insurance Company Limited	2,035	410
AirMania Travel S.A.	493	287

Total due to related parties	3,644	1,740

At June 30, 2016, an amount of $961 ($776 at December 31, 2015) due to Tsakos Shipping and Trading S.A. and an amount of $12 ($124 at December 31, 2015) due to Argosy Insurance Limited, is included in accrued liabilities which relates to services rendered by these related parties not yet invoiced.

(a) Tsakos Energy Management Limited (the “Management Company”): The Holding Company has a Management Agreement (“Management Agreement”) with the Management Company, a Liberian corporation, to provide overall executive and commercial management of its affairs for a monthly fee. Per the Management Agreement of March 8, 2007, effective from January 1, 2008, there is a prorated adjustment if at the beginning of each year the Euro has appreciated by 10% or more against the U.S. Dollar since January 1, 2007. In addition, there is an increase each year by a percentage figure reflecting the 12 month Euribor, if both parties agree. In the first six months of 2016 and 2015, monthly fees for operating vessels are $27.5 and $20.4 for vessels chartered in and on a bare-boat basis, respectively $35.8 for the LNG carrier and $35.0 for the DP2 shuttle tankers. From the above fees, the amount of $25.8, $12.0 and $13.9 per vessel is payable to a third party manager for the LNG carrier, Neo Energy and the suezmax tanker Eurochampion 2004 and the VLCC tanker Ulysses. The amount of $13.9 per month was payable to a third party manager for the VLCC Millennium until November 5, 2015, when the vessel entered into a bare-boat charter.

In addition to the Management fee, the Management Agreement provides for an incentive award to the Management Company, which is at the absolute discretion of the Holding Company’s Board of Directors. In the first six months of 2016, an award of $1,280 was accounted for as payable to the Management Company and is included in General and Administrative expenses in the accompanying Consolidated Statement of Comprehensive Income. In the first six months of 2015, an incentive award of $1,142 was granted. In addition, a special award of $425 was paid to the Management Company in relation to capital raising offerings during the first six months of 2015. This award was included as a deduction of additional paid in capital in the 2015 Financial Statements.

The Holding Company and the Management Company have certain officers and directors in common. The President, who is also the Chief Executive Officer and a Director of the Holding Company, is also the sole stockholder of the Management Company. The Management Company may unilaterally terminate its Management Agreement with the Holding Company at any time upon one year’s notice. In addition, if even one director was elected to the Holding Company’s Board of Directors without having been recommended by the existing Board, the Management Company would have the right to terminate the Management Agreement on ten days’ notice, and the Holding Company would be obligated as at June 30, 2016 to pay the Management Company an amount of approximately $173,652 calculated in accordance with the terms of the Management Agreement. Under the terms of the Management Agreement between the Holding Company and the Management Company, the Holding Company may terminate the Management Agreement only under specific circumstances, without the prior approval of the Holding Company’s Board of Directors. Estimated future management fees payable over the next ten years under the Management Agreement, exclusive of any incentive awards and based on existing vessels and known vessels scheduled for future delivery, as at June 30, 2016, are:

Period/Year	Amount
July to December 2016	10,044
2017	20,690
2018	20,917
2019	20,989
2020	20,989
2021 to 2026	114,530

208,159

Management fees for vessels are included in the accompanying Consolidated Statements of Comprehensive Income. Also, under the terms of the Management Agreement, the Management Company provides supervisory services for the construction of new vessels for a monthly fee of $20.4. These fees in total amounted to $1,806, and $1,550 during the six months ended June 30, 2016 and 2015, respectively and are either accounted for as part of construction costs for delivered vessels or are included in Advances for vessels under construction.

 (b) Tsakos Columbia Shipmanagement S.A. (“TCM”): The Management Company appointed TCM to provide technical management to the Company’s vessels from July 1, 2010. TCM is owned jointly and in equal part by related party interests and by a private German group. TCM, at the consent of the Holding Company, may subcontract all or part of the technical management of any vessel to an alternative unrelated technical manager.

Effective July 1, 2010, the Management Company, at its own expense, pays technical management fees to TCM and the Company bears and pays directly to TCM most of its operating expenses, including repairs and maintenance, provisioning and crewing of the Company’s vessels, as well as certain charges which are capitalized or deferred, including reimbursement of the costs of TCM personnel sent overseas to supervise repairs and perform inspections on Company vessels. The Company also pays to TCM, certain fees to cover expenses relating to internal control procedures and information technology services which are borne by TCM on behalf of the Company.

TCM has a 25% share in a manning agency, located in the Philippines, named TCM Tsakos Maritime Philippines, which provides crew to certain of the Company’s vessels. The Company has no control or ownership directly in TCM Tsakos Maritime Philippines, nor had any direct transactions to date with the agency.

(c) Tsakos Shipping and Trading S.A. (“Tsakos Shipping”): Tsakos Shipping provides chartering services for the Company’s vessels by communicating with third party brokers to solicit research and propose charters. For this service, the Company pays to Tsakos Shipping a chartering commission of approximately 1.25% on all freights, hires and demurrages. Such commissions are included in Voyage expenses in the accompanying Consolidated Statements of Comprehensive Income. Tsakos Shipping also provides sale and purchase of vessels brokerage service. For this service, Tsakos Shipping may charge brokerage commissions. In the first half of 2016 and 2015, there were no such charges. Tsakos Shipping may also charge a fee of $200 (or such other sum as may be agreed) on delivery of each new-building vessel in payment for the cost of design and supervision of the new-building by Tsakos Shipping. In the first half of 2016 no such fee was charged. In November, 2015, the Company chartered the VLCC Millennium to a client company of Tsakos Shipping for a period of approximately three years.

Certain members of the Tsakos family are involved in the decision-making processes of Tsakos Shipping and of the Management Company and are also shareholders and directors of the Holding Company.

 (d) Argosy Insurance Company Limited (“Argosy”): The Company places its hull and machinery insurance, increased value insurance and war risk and certain other insurance through Argosy, a captive insurance company affiliated with Tsakos Shipping.

(e) AirMania Travel S.A. (“AirMania”): Apart from third-party agents, the Company also uses an affiliated company, AirMania, for travel services.